Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
OTHER ASSETS

NOTE 8: OTHER ASSETS

	As of December 31,	As of December 31,
	2022	2021
Electrical component inventory	588	548
Sales taxes receivable*	3,816	1,980
Insurance refund and other receivables	108	697
	4,512	3,225

* Refer to Note 28b for more details about the provision applied to the Argentine value-added tax (VAT) receivable included in sales taxes receivable.